Note 13 - Derivative Financial Instruments (Details Textual)		12 Months Ended
	Aug. 08, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 08, 2022	Jun. 17, 2022 USD ($)	Oct. 12, 2021 USD ($)	Aug. 08, 2020	Apr. 09, 2020 USD ($)	Aug. 09, 2019	Jul. 24, 2018 USD ($)
Derivative, Notional Amount		$ 35,000,000.0
Derivative, Number of Instruments Held, Total			4
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Term of Contract (Year)	5 years
Derivative, Notional Amount	$ 5,000,000.0						$ 10,000,000.0		$ 10,000,000.0		$ 5,000,000.0
Derivative, Variable Interest Rate	1.93%
Derivative, Average Fixed Interest Rate	1.40%
Derivative, Fixed Interest Rate					2.32%			1.85%		1.75%
Interest Rate Swap [Member] | National Bank of Greece S.A. (NBG) [Member]
Derivative, Notional Amount						$ 10,000,000.0
Derivative, Fixed Interest Rate						3.189%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held, Total			4	5
Freight Forward Agreements [Member] | HSBC Bank PLC [Member]
Derivative, Fixed Interest Rate							1.032%		0.737%		2.93%
Freight Forward Agreements 1 [Member]
Charter Equivalent Rate Per Day		28,175	$ 10,650	$ 9,800
Freight Forward Agreements 2 [Member]
Charter Equivalent Rate Per Day		$ 12,000	11,050	12,000
Freight Forward Agreements 3 [Member]
Charter Equivalent Rate Per Day			12,500	10,200
Freight Forward Agreements 4 [Member]
Charter Equivalent Rate Per Day			12,550	12,000
Freight Forward Agreements 5 [Member]
Charter Equivalent Rate Per Day			$ 31,350	$ 9,500